Other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other current assets
Payments on account	€ 278,788	€ 110,078
Debt securities	161,688	133,322
Income Taxes Receivable	136,048	209,545
Other Taxes Receivable	108,375	127,880
Receivables for supplier rebates	90,388	51,296
Prepaid insurance	24,888	19,796
Notes receivable	20,599	5,131
Loans to customers or suppliers	19,147	11,427
Deposit / Guarantee / Security	17,577	22,226
Prepaid rent	13,082	26,374
Derivatives	6,470	2,513
Other	176,928	194,015
Other current assets	€ 1,053,978	€ 913,603